Earnings (Loss) Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Potentially dilutive securities excluded from computation of earning per share	4,943,000	2,119,000	1,606,000
Convertible Debt Securities
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Potentially dilutive securities excluded from computation of earning per share	1,263
3 3/4% Senior Subordinated Convertible Notes Due 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Convertible notes maturity date	Jul. 15, 2012
Senior subordinated convertible notes, interest percentage	3.75%